Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Deferred tax charge/(credit)
Tax charge	£ 404	£ 1,526	[1]	£ 302	[1]
Barclays Bank Group [member]
Current tax charge/(credit)
Current year	269	(315)		336
Adjustments in respect of prior years	(200)	44		(359)
Total	69	(271)		(23)
Deferred tax charge/(credit)
Current year	372	1,862		260
Adjustments in respect of prior years	(37)	(65)		65
Total	335	1,797		325
Tax charge	£ 404	£ 1,526		£ 302

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.